VESSELS (Tables)	6 Months Ended
Jun. 30, 2019
VESSELS [Abstract]
Vessels, Net
The estimated useful life of a vessel is 25 years from the date the vessel is delivered from the shipyard.

All figures in USD ‘000	January 1 – June 30, 2019	January 1 - December 31, 2018
Vessels as of January 1	1,307,087	1,769,967
Additions Vessels	557	169,446
Disposals Vessels	-	(632,326)
Drydocking as of January 1	52,331	119,303
Additions Drydocking	446	8,210
Disposals Drydocking	-	(75,182)
Total Vessels and Drydocking	1,360,421	1,359,418
Less Accumulated Depreciation	(437,146)	(405,660	)*
Less Accumulated Impairment Loss on Vessels	-	-	**
Vessels, net	923,275	953,758

*Depreciation charges of $497.0 million related to vessels disposed of in 2018 is excluded

** Impairment charges of $112.7 million related to vessels disposed of in 2018 is excluded